Employee Benefits	3 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Employee Benefits

Note 9. Employee Benefits
We maintain non-contributory defined benefit pension plans for certain employees. In addition, we maintain postretirement health care and life insurance plans for certain retirees and their dependents, which are both contributory and non-contributory, and include a limit on our share of the cost for certain current and future retirees. In accordance with our accounting policy for pension and other postretirement benefits, operating expenses include service costs associated with pension and other postretirement benefits while other credits and/or charges based on actuarial assumptions, including projected discount rates, an estimated return on plan assets, and impact from health care trend rates are reported in Other income (expense), net. These estimates are updated in the fourth quarter to reflect actual return on plan assets and updated actuarial assumptions or upon a remeasurement event. The adjustment is recognized in the income statement during the fourth quarter or upon a remeasurement event pursuant to our accounting policy for the recognition of actuarial gains and losses.

Net Periodic Benefit Cost (Income)
The following table summarizes the components of net periodic benefit cost (income) related to our pension and postretirement health care and life insurance plans:

	(dollars in millions)
	Pension		Health Care and Life
Three Months Ended March 31,	2019	2018	2019	2018
Service cost - Cost of services	$50	$58	$20	$26
Service cost - Selling, general and administrative expense	11	14	4	6
Service cost	$61	$72	$24	$32

Amortization of prior service cost (credit)	$15	$10	$(243)	$(244)
Expected return on plan assets	(282)	(329)	(9)	(11)
Interest cost	178	166	157	153
Remeasurement gain, net	(96)	—	—	—
Other components	$(185)	$(153)	$(95)	$(102)

Total	$(124)	$(81)	$(71)	$(70)

The service cost component of net periodic benefit cost (income) is recorded in Cost of services and Selling, general and administrative expense in the condensed consolidated statements of income while the other components, including mark-to-market adjustments, if any, are recorded in Other income (expense), net.

2018 Voluntary Separation Program
In September 2018, we announced a Voluntary Separation Program for select U.S.-based management employees. Approximately 10,400 eligible employees have separated or will separate from the Company under this program by the end of June 2019. The severance benefits payments to these employees are expected to be significantly completed by the end of September 2019.

Severance Payments
During the three months ended March 31, 2019, we paid severance benefits of $807 million. At March 31, 2019, we had a remaining severance liability of $1.3 billion, a portion of which includes future contractual payments to employees separated as a result of the Voluntary Separation Program.

Employer Contributions
During the three months ended March 31, 2019, we made a discretionary contribution of $300 million to our qualified pension plans. As a result of the $300 million and $1.0 billion discretionary pension contributions during the three months ended March 31, 2019 and 2018, respectively, we do not expect mandatory pension funding through December 31, 2019. There was no contribution made to our nonqualified pension plans during the three months ended March 31, 2019. There have been no significant changes with respect to the nonqualified pension and other postretirement benefit plans contributions in 2019.

Remeasurement gain, net
During the three months ended March 31, 2019, we recorded a net pre-tax remeasurement gain of $96 million in our pension plans triggered by the Voluntary Separation Program for select U.S.-based management employees and other headcount reduction initiatives, primarily driven by a $150 million credit due to the difference between our estimated return on assets and our actual return on assets, offset by a $54 million charge due to a change in our discount rate assumption used to determine the current year liabilities of our pension plans.